Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Revenue from contracts with customers	$ 10,242	$ 12,365	$ 9,168
Cost of sales	(7,101)	(8,595)	(6,461)
Gross profit	3,141	3,770	2,707
Selling, general and administrative expenses	(3,618)	(3,203)	(3,323)
Operating (loss) income	(477)	567	(616)
Non-operating (expense) income:
Exchange (loss) gain, net	32	(24)	(60)
Interest income	87	11	16
Other income	38		51
Gain on disposal of property, plant and equipment	7	14	9
Total non-operating income	164	1	16
(Loss) income before income taxes	(313)	568	(600)
Income taxes (note 3)	20	(101)	146
Net (loss) income	(293)	467	(454)
Net profit attributable to non-controlling interests	(1)	(24)	(7)
Net (loss) income attributable to Highway Holdings Limited’s shareholders	$ (294)	$ 443	$ (461)
Net (loss) income per share:
- basic (in Dollars per share)	$ (0.07)	$ 0.11	$ (0.12)
- diluted (in Dollars per share)	$ (0.07)	$ 0.11	$ (0.12)
Weighted average number of shares outstanding:
- basic (in Shares)	4,070,524	4,033,346	4,006,400
- diluted (in Shares)	4,070,524	4,187,731	4,006,400